Shareholders' capital - Additional Information (Detail) CAD / shares in Units, CAD in Thousands		1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2014 CAD CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares	Mar. 10, 2017 shares	Jun. 30, 2016 shares	Dec. 31, 2016 CAD Right vote CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares	Jan. 01, 2013 shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote					1
Number of voting rights per share | Right					1
Discount rate on share purchases					50.00%
Common shares issued (in shares) | shares					12,938,457	14,355,000
Discount rate on share purchases under dividend reinvestment plan					5.00%
Carrying amount | CAD		CAD 213,805			CAD 213,805	CAD 213,805
Preferred stock redemption price per share (in CAD per share) | CAD / shares					CAD 25
Total share-based compensation expense | CAD					CAD 5,675	5,330
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period					1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period					30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period					90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)					20.00%
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares issued under dividend reinvestment plan (in shares) | shares			823,738
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 3,006	2,742
Unrecognized compensation costs, non-vested options | CAD					CAD 3,221
Unrecognized compensation costs, non-vested options, period of recognition					1 year 9 months 7 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)					8.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Performance share units granting period					3 years
Percentage of shares issued on number of PSU grants, minimum					0.00%
Percentage of shares issued on number of PSU grants, maximum					197.50%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 238	CAD 158
Vesting period of matching contribution shares					1 year
Maximum aggregate number of shares reserved for future issuance (in shares) | shares					2,000,000
Common stock, shares issued (in shares) | shares		111,355			144,264	111,355
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares) | shares					1,000,000
Shares issued during period (in shares) | shares					224,663	157,471
Performance share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 1,748	CAD 2,026
Unrecognized compensation costs, non-vested awards | CAD					CAD 2,221
Unrecognized compensation costs, non-vested options, period of recognition					1 year 8 months 27 days
Percent of performance goals achieved					100.00%
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares) | shares		4,800,000			4,800,000	4,800,000
Shares issued, price per share (CAD per share) | CAD / shares		CAD 25			CAD 25	CAD 25
Carrying amount | CAD		CAD 116,546			CAD 116,546	CAD 116,546
Fixed cumulative annual dividend per share (CAD per share) | CAD / shares					CAD 1.125
Subsequent yield period					5 years
Preferred stock, Subsequent redemption period					5 years
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in CAD per share) | CAD / shares					CAD 53,400
Redeemable preferred stock issued (in shares) | shares					100		100,000
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares) | shares		4,000,000			4,000,000	4,000,000
Shares issued, price per share (CAD per share) | CAD / shares		CAD 25			CAD 25	CAD 25
Carrying amount | CAD		CAD 97,259			CAD 97,259	CAD 97,259
Fixed cumulative annual dividend per share (CAD per share) | CAD / shares					CAD 1.25
Subsequent yield period					5 years
Preferred stock, Subsequent redemption period					5 years
Common shares
Stockholders Equity Note [Line Items]
Common shares issued (in shares) | shares		14,355,000
Cash proceeds from issuance of shares | CAD		CAD 150,010
Stock issuance cost | CAD		6,735
Stock issuance costs, net of tax | CAD		CAD 5,023
Shares issued, price per share (CAD per share) | CAD / shares		CAD 10.45				CAD 10.45
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					3.28%
Emera | Subscription receipts | Park Water Company
Stockholders Equity Note [Line Items]
Common shares issued (in shares) | shares	3,316,583
Issuance of convertible debentures, net of costs | CAD	CAD 33,000
Additional shares issued under dividend reinvestment plan (in shares) | shares				252,011
Shares issued, price per share (CAD per share) | CAD / shares	CAD 9.95
Emera | Odell Wind Facility | Subscription receipts
Stockholders Equity Note [Line Items]
Common shares issued (in shares) | shares	8,708,170
Issuance of convertible debentures, net of costs | CAD	CAD 77,503
Additional shares issued under dividend reinvestment plan (in shares) | shares				661,693
Shares issued, price per share (CAD per share) | CAD / shares	CAD 8.90
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					15.00%